APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS
Under local laws, the subsidiaries of the Company located in the following countries must appropriate at least the percentage of net income of each year described below to a legal reserve, until such reserve equals the cap percentage of its share capital described in each case.

Country	% of yearly net income	% of capital
Luxembourg, Moldova and France	5%	10%
Argentina, Uruguay, Mexico, Italy, Portugal and Romania	5%	20%
Spain and Peru	10%	20%
China	10%	50%

The Company’s Belorussian subsidiaries must allocate an amount of up to 25% of the annual payroll to a reserve fund for salaries.

As at December 31, 2023, the statutory reserves of the following entities are not yet fully integrated: IAFH Globant Mexico IT S. de R.L. de C.V., Globant Peru S.A.C., Software Product Creation S.L. and Sport Reinvention Entertainment Group S.L.

Pursuant to its pertaining by-laws, Sistemas Colombia S.A.S. and Procesalab S.A.S. must allocate at least 10% of the net income of the year to a special reserve until such reserve equals 50% of its share capital; Globant Arabia Ltd. must allocate at least 10% of the net profits of the year to a special reserve until such reserve equals 30% of its share capital; and Pentalog Vietnam Company Ltd. must allocate the following percentages of its annual profits after payment of its financial obligations with relevant authorities, to the following special reserves: 5% until reaching 10% of its share capital to a supplemental charter capital; 5% to a business development special reserve, and 5% to a bonus and welfare special reserve.